Capital Management (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Summary of Capital Managed

	December 31, 2020	December 31, 2019
	$	$
Current portion of long-term debt	46.6	46.9
Non-current portion of long-term debt	634.2	814.0
Long-term debt	680.8	860.9
Bank indebtedness	4.7	19.5
Less: cash and deposits	(289.5)	(223.5)
Net debt	396.0	656.9
Shareholders’ equity	1,928.5	1,875.5
Total capital managed	2,324.5	2,532.4